Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of cash and cash equivalents

	As of December 31,
	2023	2022
Cash	$12,162	$32,643
Money market funds	155,367	306,097
Marketable securities	6,893	—
Total cash and cash equivalents	$174,422	$338,740

Schedule of restricted cash and cash equivalents

The following table summarizes the period ending cash and cash equivalents as presented on the Consolidated Balance Sheets and the total cash, cash equivalents, and restricted cash as presented on the Consolidated Statements of Cash Flows (in thousands):

	As of September 30,
	2024	2023
		(As Restated)
Cash and cash equivalents	$29,339	$201,261
Restricted cash (1)	2,609	2,602
Cash, cash equivalents, and restricted cash	$31,948	$203,863
(1)	Restricted cash consists of collateral for a letter of credit issued as security for two of the Company’s leased facilities and to secure the Company’s corporate credit card program. The short-term or long-term classification is determined in accordance with the expiration of the underlying letter of credit and security.

The following table summarizes the period ending cash and cash equivalents as presented on the Consolidated Balance Sheets and the total cash, cash equivalents, and restricted cash as presented on the Consolidated Statements of Cash Flows (in thousands):

	As of December 31,
	2023	2022
Cash and cash equivalents	$174,422	$338,740
Restricted cash	2,604	2,597
Cash, cash equivalents, and restricted cash	$177,026	$341,337

Schedule of Property, Plant and Equipment, Useful Life

Estimated Useful Life
Laboratory and manufacturing equipment	5 years
Office furniture and equipment	7 years
Computers and software	3 years
Leasehold improvements	Shorter of asset’s life or remaining lease term